LONG-TERM DEBT - Owl Rock Credit Facility (Details) - Owl Rock Credit Facility - Line of Credit $ in Thousands	Jul. 05, 2023 USD ($)
Debt Instrument [Line Items]
Additional borrowing capacity availability period	180 days
Commitment fee	0.50%
Debt instrument term	5 years
Default rate	2.00%
Amortization payment percentage	1.00%
Amortization payment per quarter	0.25%
Mandatory prepayment percentage	100.00%
Maximum leverage ratio	2.5
Liquid asset minimum coverage ratio	1.8
Maximum securities related activities percentage of aggregate gross revenues	15.00%
Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Interest rate (as a percent)	7.25%
Base Rate
Debt Instrument [Line Items]
Interest rate (as a percent)	6.25%
Variable Rate Component One | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.10%
Basis spread on variable rate, term	1 month
Variable Rate Component Two | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.15%
Basis spread on variable rate, term	3 months
Variable Rate Component Three | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate	0.25%
Basis spread on variable rate, term	6 months
Unsecured borrowing
Debt Instrument [Line Items]
Face amount	$ 25,000